UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-21478
Name of Registrant: Vanguard CMT Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: February 28
Date of reporting period: May 31, 2017
Item 1: Schedule of Investments

Vanguard Market Liquidity Fund

Schedule of Investments (unaudited)

As of May 31, 2017

				Face	Market
			Maturity	Amount	Value
		Yield1	Date	($000)	($000)
U.S. Government and Agency Obligations (20.9%)
2	Federal Home Loan Bank Discount Notes	0.750%	6/5/17	87,600	87,592
2	Federal Home Loan Bank Discount Notes	0.750%	6/7/17	6,120	6,119
2	Federal Home Loan Bank Discount Notes	0.750%	6/9/17	10,500	10,498
2	Federal Home Loan Bank Discount Notes	0.771%	6/15/17	989,000	988,693
2	Federal Home Loan Bank Discount Notes	0.755%–0.760%	6/16/17	20,911	20,904
2	Federal Home Loan Bank Discount Notes	0.776%	6/19/17	1,000,000	999,600
2	Federal Home Loan Bank Discount Notes	0.811%	6/21/17	36,288	36,272
2	Federal Home Loan Bank Discount Notes	0.841%	6/28/17	64,300	64,261
2	Federal Home Loan Bank Discount Notes	0.830%–.840%	6/30/17	783,242	782,741
2	Federal Home Loan Bank Discount Notes	0.945%	7/21/17	700,981	700,098
3	Freddie Mac Discount Notes	0.721%	6/2/17	200,000	199,996
3	Freddie Mac Discount Notes	0.750%	6/8/17	12,417	12,415
	United States Treasury Bill	0.615%–0.755%	6/8/17	686,923	686,834
	United States Treasury Bill	0.782%	6/15/17	87,248	87,223
	United States Treasury Bill	0.827%	7/13/17	583,000	582,440
	United States Treasury Bill	0.822%	7/20/17	74,000	73,914
	United States Treasury Bill	0.848%	8/3/17	500,000	499,215
	United States Treasury Bill	0.902%	8/10/17	750,000	748,673
	United States Treasury Bill	0.820%–0.830%	8/31/17	500,000	498,785
	United States Treasury Bill	0.955%	10/12/17	750,000	747,285
	United States Treasury Bill	0.970%–.975%	11/2/17	1,000,000	995,700
	United States Treasury Bill	1.020%	11/9/17	750,000	746,595
	United States Treasury Bill	1.025%	11/16/17	795,600	791,757
	United States Treasury Bill	1.056%	11/24/17	750,000	746,153
	United States Treasury Bill	1.066%	11/30/17	750,000	746,003
4	United States Treasury Floating Rate Note	1.132%	10/31/18	500,000	501,155
Total U.S. Government and Agency Obligations (Cost $12,360,214)					12,360,921
Commercial Paper (28.3%)
Bank Holding Company (0.6%)
5	ABN Amro Funding USA LLC	1.205%	7/17/17	22,750	22,719
5	ABN Amro Funding USA LLC	1.215%	8/1/17	21,500	21,456
5	ABN Amro Funding USA LLC	1.205%	8/3/17	15,500	15,468
5	ABN Amro Funding USA LLC	1.205%	8/4/17	34,400	34,328
5	ABN Amro Funding USA LLC	1.205%	8/15/17	17,250	17,206
5	ABN Amro Funding USA LLC	1.195%	8/17/17	45,500	45,384
5	ABN Amro Funding USA LLC	1.200%	8/18/17	114,000	113,699
5	ABN Amro Funding USA LLC	1.215%	8/28/17	30,250	30,163
5	ABN Amro Funding USA LLC	1.235%	9/15/17	75,250	74,976
					375,399
Finance—Auto (0.8%)
	American Honda Finance Corp.	1.033%	6/21/17	74,560	74,518
	American Honda Finance Corp.	1.053%	7/21/17	32,500	32,451
	American Honda Finance Corp.	1.053%	7/25/17	28,054	28,009
5	BMW US Capital LLC	0.913%	6/28/17	11,000	10,991
	Toyota Motor Credit Corp.	1.024%	6/27/17	47,000	46,965
	Toyota Motor Credit Corp.	1.175%	7/17/17	17,000	16,974
4	Toyota Motor Credit Corp.	1.425%	8/25/17	39,750	39,789
4	Toyota Motor Credit Corp.	1.409%	9/14/17	81,000	81,093
4	Toyota Motor Credit Corp.	1.409%	9/15/17	68,000	68,079

4	Toyota Motor Credit Corp.	1.389%	10/6/17	29,750	29,787
4	Toyota Motor Credit Corp.	1.389%	10/10/17	22,250	22,279
					450,935
Finance—Other (0.1%)
	GE Capital Treasury Services US LLC	0.903%	6/26/17	74,250	74,196

Foreign Banks (22.1%)
4,5	Australia & New Zealand Banking Group Ltd.	1.143%	9/7/17	159,500	159,527
4,5	Australia & New Zealand Banking Group Ltd.	1.129%	9/12/17	55,250	55,253
5	Australia & New Zealand Banking Group Ltd.	1.200%–1.203%	10/26/17	321,500	319,896
4,5	Bank of Nova Scotia	1.383%	7/6/17	150,000	150,031
4,5	Bank of Nova Scotia	1.403%	7/26/17	150,000	150,043
5	Bank of Nova Scotia	1.207%	10/5/17	104,000	103,503
5	Bank of Nova Scotia	1.228%	10/10/17	140,000	139,304
4,5	Bank of Nova Scotia	1.207%	10/23/17	87,000	87,003
4,5	Bank of Nova Scotia	1.164%	11/10/17	139,500	139,485
4,5	Bank of Nova Scotia	1.089%	11/20/17	97,000	97,043
4,5	Bank of Nova Scotia	1.134%	12/22/17	92,000	92,000
5	Canadian Imperial Bank of Commerce	0.830%	6/1/17	200,000	199,996
5	Canadian Imperial Bank of Commerce	1.228%	9/28/17	254,500	253,462
4,5	Commonwealth Bank of Australia	1.660%	6/21/17	92,000	92,032
4,5	Commonwealth Bank of Australia	1.664%	6/30/17	131,500	131,567
4,5	Commonwealth Bank of Australia	1.472%	8/3/17	105,750	105,793
4,5	Commonwealth Bank of Australia	1.724%	9/25/17	64,500	64,631
5	Commonwealth Bank of Australia	1.200%–1.210%	10/12/17	250,000	248,870
4,5	Commonwealth Bank of Australia	1.240%	12/21/17	250,000	250,215
4,5	Commonwealth Bank of Australia	1.512%	1/5/18	24,000	24,061
4,5	Commonwealth Bank of Australia	1.521%	1/12/18	151,000	151,379
4,5	Commonwealth Bank of Australia	1.465%	1/25/18	100,000	100,225
4,5	Commonwealth Bank of Australia	1.393%	2/26/18	186,500	186,748
4,5	Commonwealth Bank of Australia	1.192%	5/11/18	163,000	162,966
4,5	Commonwealth Bank of Australia	1.201%	5/11/18	50,000	49,990
4,5	Commonwealth Bank of Australia	1.217%	5/18/18	50,000	49,989
	Credit Agricole Corporate and Investment Bank
	(New York Branch)	0.830%	6/1/17	1,147,000	1,146,977
5	Danske Corp.	1.114%	6/14/17	209,500	209,408
5	Danske Corp.	1.084%	6/16/17	80,750	80,710
5	Danske Corp.	1.084%	6/19/17	9,000	8,995
5	Danske Corp.	1.110%–1.120%	7/5/17	40,660	40,618
5	Danske Corp.	1.190%	8/9/17	35,000	34,919
5	Danske Corp.	1.190%	8/17/17	270,500	269,813
5	Danske Corp.	1.190%	8/18/17	52,225	52,091
5	DNB Bank ASA	1.073%	6/16/17	177,000	176,924
5	DNB Bank ASA	1.073%	6/19/17	273,000	272,861
5	DNB Bank ASA	1.238%	10/23/17	240,000	238,836
4,5	DNB Bank ASA	1.082%	11/16/17	250,000	249,970
4,5	HSBC Bank plc	1.260%	12/20/17	166,750	166,855
4,5	HSBC Bank plc	1.334%	3/19/18	87,750	87,834
4,5	HSBC Bank plc	1.259%	4/24/18	64,000	63,996
4,5	HSBC Bank plc	1.254%	4/25/18	36,500	36,498
5	National Australia Bank Ltd.	0.830%	6/1/17	1,225,000	1,224,963
4,5	National Australia Bank Ltd.	1.423%	8/4/17	78,250	78,295
4,5	National Australia Bank Ltd.	1.443%	9/8/17	150,000	150,148
5	National Australia Bank Ltd.	1.180%–1.190%	9/25/17	300,000	298,875
	Natixis (New York Branch)	0.920%	6/7/17	894,000	893,848
5	Nordea Bank AB	1.192%	7/24/17	225,000	224,662
5	Nordea Bank AB	1.207%	10/20/17	300,000	298,635

5	Nordea Bank AB	1.279%	12/4/17	30,000	29,801
5	Societe Generale SA	0.880%	6/1/17	514,000	513,990
5	Societe Generale SA	0.890%	6/7/17	655,000	654,889
5	Svenska Handelsbanken AB	1.217%	9/5/17	29,100	29,015
5	Svenska Handelsbanken AB	1.220%–1.250%	10/2/17	339,600	338,262
5	Svenska Handelsbanken AB	1.321%	11/1/17	28,325	28,175
5	Svenska Handelsbanken AB	1.280%	11/27/17	150,000	149,042
5	Svenska Handelsbanken AB	1.270%	11/28/17	150,000	149,036
5	Svenska Handelsbanken AB	1.289%	11/29/17	46,050	45,752
	Swedbank AB	1.003%	6/14/17	15,800	15,794
	Swedbank AB	1.003%	6/16/17	63,300	63,270
	Swedbank AB	1.008%	6/22/17	15,900	15,890
	Swedbank AB	1.180%	9/12/17	40,000	39,863
	Swedbank AB	1.180%	9/13/17	37,000	36,872
	Swedbank AB	1.180%	9/14/17	37,000	36,871
	Swedbank AB	1.180%	9/15/17	37,000	36,869
4,5	Westpac Banking Corp.	1.394%	7/19/17	200,000	200,070
5	Westpac Banking Corp.	1.147%	8/23/17	80,000	79,772
5	Westpac Banking Corp.	1.259%	8/30/17	95,000	94,706
4,5	Westpac Banking Corp.	1.509%	12/14/17	200,000	200,386
4,5	Westpac Banking Corp.	1.513%	1/8/18	50,000	50,104
4,5	Westpac Banking Corp.	1.335%	3/1/18	100,000	100,082
4,5	Westpac Banking Corp.	1.309%	3/12/18	147,000	147,125
4,5	Westpac Banking Corp.	1.225%	5/25/18	185,000	185,000
					13,112,379
Foreign Governments (2.9%)
5	CDP Financial Inc.	1.205%	7/6/17	7,750	7,742
5	CDP Financial Inc.	1.309%	7/12/17	25,000	24,967
5	CDP Financial Inc.	1.309%	7/13/17	30,250	30,209
5	CDP Financial Inc.	1.235%	7/17/17	19,750	19,720
5	CDP Financial Inc.	1.150%–1.280%	7/24/17	25,250	25,206
5	CDP Financial Inc.	1.196%	8/4/17	18,000	17,959
5	CDP Financial Inc.	1.359%	9/27/17	15,500	15,433
5	CDP Financial Inc.	1.369%	10/2/17	30,500	30,360
5	CDP Financial Inc.	1.349%	10/5/17	12,000	11,944
5	CDP Financial Inc.	1.360%	11/1/17	17,750	17,644
6	CPPIB Capital Inc.	0.872%	6/1/17	290,000	289,994
6	CPPIB Capital Inc.	0.877%	6/2/17	297,000	296,985
6	CPPIB Capital Inc.	0.877%	6/5/17	98,000	97,987
6	CPPIB Capital Inc.	0.867%	6/20/17	295,000	294,853
	Export Development Canada	1.003%	6/15/17	26,250	26,240
4,5	Ontario Teachers' Finance Trust	1.414%	7/27/17	33,000	33,017
4,5	Ontario Teachers' Finance Trust	1.209%	10/13/17	48,750	48,774
5	Ontario Teachers' Finance Trust	1.361%	10/27/17	34,500	34,315
5	Ontario Teachers' Finance Trust	1.309%	11/3/17	58,625	58,283
5	Ontario Teachers' Finance Trust	1.361%	11/13/17	20,750	20,621
5	Ontario Teachers' Finance Trust	1.361%	11/16/17	8,500	8,446
5	Ontario Teachers' Finance Trust	1.341%	11/27/17	40,500	40,228
5	Province of Quebec	0.830%	6/6/17	94,000	93,987
6	PSP Capital Inc.	1.014%	6/1/17	18,125	18,125
6	PSP Capital Inc.	0.963%	6/23/17	15,750	15,740
6	PSP Capital Inc.	0.953%	6/28/17	15,000	14,989
6	PSP Capital Inc.	0.943%	6/30/17	23,250	23,231
6	PSP Capital Inc.	1.180%–1.200%	10/10/17	43,500	43,324
6	PSP Capital Inc.	1.207%	10/12/17	15,750	15,685

4,6	PSP Capital Inc.	1.099%	10/18/17	44,750	44,750
					1,720,758
Foreign Industrial (1.5%)
5	Nestle Capital Corp.	1.014%	7/20/17	200,000	199,706
	Nestle Finance International Ltd.	0.893%	6/22/17	122,750	122,681
	Nestle Finance International Ltd.	0.863%	6/29/17	98,000	97,929
5	Total Capital Canada Ltd.	1.028%	6/20/17	177,500	177,399
5	Total Capital Canada Ltd.	1.023%	6/21/17	76,500	76,454
5	Total Capital Canada Ltd.	1.053%	7/13/17	8,000	7,990
5	Total Capital Canada Ltd.	1.053%	7/18/17	117,000	116,836
5	Total Capital Canada Ltd.	1.053%	7/20/17	50,000	49,927
	Toyota Credit Canada Inc.	1.187%	8/14/17	14,750	14,714
					863,636
Industrial (0.3%)
5	Henkel of America Inc.	1.133%	6/12/17	8,500	8,497
5	Henkel of America Inc.	1.184%	6/19/17	23,750	23,738
5	Henkel of America Inc.	1.174%	6/20/17	32,250	32,233
5	Henkel of America Inc.	1.143%	6/21/17	24,500	24,486
5	Henkel of America Inc.	1.103%	6/22/17	24,000	23,985
5	Henkel of America Inc.	1.093%	6/23/17	17,000	16,989
5	Henkel of America Inc.	1.093%	6/26/17	21,250	21,235
5	Henkel of America Inc.	1.163%	7/6/17	12,750	12,736
					163,899
Total Commercial Paper (Cost $16,758,477)					16,761,202
Certificates of Deposit (34.0%)
Domestic Banks (5.7%)
	Citibank NA	1.220%	8/7/17	71,000	71,009
	Citibank NA	1.280%	8/17/17	61,500	61,510
	Citibank NA	1.260%	8/21/17	88,750	88,761
	Citibank NA	1.260%	8/22/17	77,000	77,009
	Citibank NA	1.260%	8/23/17	71,000	71,008
	Citibank NA	1.260%	8/24/17	71,000	71,009
4	Citibank NA	1.234%	8/30/17	128,250	128,251
	Citibank NA	1.180%	9/7/17	124,000	123,983
	Citibank NA	1.180%	9/8/17	124,000	123,983
	Citibank NA	1.180%	9/11/17	107,000	106,984
	Citibank NA	1.190%	9/18/17	165,000	164,979
	Citibank NA	1.210%	9/20/17	46,250	46,245
	Citibank NA	1.210%	9/21/17	50,000	49,993
	Citibank NA	1.290%	11/10/17	31,000	30,991
4	HSBC Bank USA NA	1.462%	6/5/17	78,250	78,253
4	HSBC Bank USA NA	1.375%	9/1/17	189,000	189,132
	HSBC Bank USA NA	1.415%	9/19/17	18,500	18,509
4	HSBC Bank USA NA	1.215%	10/2/17	98,000	98,033
4	HSBC Bank USA NA	1.355%	3/2/18	32,000	32,037
4	HSBC Bank USA NA	1.353%	3/6/18	47,750	47,803
4	HSBC Bank USA NA	1.305%	4/3/18	69,000	69,044
4	HSBC Bank USA NA	1.284%	4/19/18	36,500	36,509
4	HSBC Bank USA NA	1.235%	5/3/18	174,000	173,991
4	Wells Fargo Bank NA	1.395%	6/1/17	125,000	125,001
4	Wells Fargo Bank NA	1.409%	7/24/17	118,000	118,051
4	Wells Fargo Bank NA	1.153%	9/6/17	200,000	200,044
4	Wells Fargo Bank NA	1.170%	9/21/17	150,000	150,028
4	Wells Fargo Bank NA	1.119%	10/13/17	200,000	200,010
4	Wells Fargo Bank NA	1.095%	11/1/17	300,000	300,027
4	Wells Fargo Bank NA	1.093%	11/9/17	100,000	100,017

4 Wells Fargo Bank NA	1.099%	12/1/17	250,000	249,960
				3,402,164
Yankee Certificates of Deposit (28.3%)
4 Bank of Montreal (Chicago Branch)	1.383%	6/7/17	379,000	379,019
4 Bank of Montreal (Chicago Branch)	1.384%	7/10/17	150,000	150,048
Bank of Montreal (Chicago Branch)	1.140%	7/17/17	100,000	100,002
4 Bank of Montreal (Chicago Branch)	1.379%	7/18/17	75,000	75,028
4 Bank of Montreal (Chicago Branch)	1.185%	9/1/17	121,000	121,035
4 Bank of Montreal (Chicago Branch)	1.163%	9/6/17	80,000	80,014
4 Bank of Montreal (Chicago Branch)	1.200%	9/20/17	250,000	250,070
4 Bank of Montreal (Chicago Branch)	1.131%	10/17/17	120,000	120,090
4 Bank of Montreal (Chicago Branch)	1.125%	11/3/17	250,000	250,020
Bank of Nova Scotia (Houston Branch)	1.560%	11/6/17	14,885	14,922
4 Bank of Nova Scotia (Houston Branch)	1.102%	12/18/17	197,000	196,990
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	1.140%	6/1/17	300,000	300,006
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	1.140%	6/19/17	150,000	150,004
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	1.140%	6/28/17	70,000	70,002
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	1.220%	7/20/17	125,000	125,014
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	1.220%	8/4/17	100,000	100,014
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	1.250%	9/11/17	300,000	300,012
Bank of Tokyo-Mitsubishi UFJ Ltd. (New York
Branch)	1.280%	10/2/17	200,000	200,000
BNP Paribas SA (New York Branch)	0.900%	6/6/17	1,039,000	1,039,000
4 Canadian Imperial Bank of Commerce (New
York Branch)	1.145%	11/27/17	218,000	217,974
4 Canadian Imperial Bank of Commerce (New
York Branch)	1.109%	12/18/17	300,000	299,955
4 Canadian Imperial Bank of Commerce (New
York Branch)	1.153%	12/27/17	300,000	299,976
4 Commonwealth Bank of Australia (New York
Branch)	1.295%	4/3/18	150,000	149,991
Credit Industriel et Commercial (New York
Branch)	0.910%	6/6/17	19,000	19,000
Credit Industriel et Commercial (New York
Branch)	0.910%	6/7/17	1,150,000	1,150,000
Credit Suisse AG (New York Branch)	1.150%	7/21/17	300,000	300,006
Credit Suisse AG (New York Branch)	1.150%	7/26/17	300,000	300,003
DNB Bank ASA (New York Branch)	0.910%	6/1/17	150,000	150,000
DNB Bank ASA (New York Branch)	0.910%	6/2/17	100,000	100,001
DNB Bank ASA (New York Branch)	1.050%	6/2/17	200,000	200,002
KBC Bank NV (New York Branch)	0.920%	6/6/17	924,000	924,000
KBC Bank NV (New York Branch)	0.920%	6/7/17	118,014	118,014
Lloyds Bank plc (New York Branch)	1.220%	9/25/17	150,000	149,993
Lloyds Bank plc (New York Branch)	1.220%	9/26/17	36,750	36,786
Natixis (New York Branch)	0.920%	6/1/17	253,000	253,000
Nordea Bank AB (New York Branch)	0.985%	6/22/17	103,000	102,995
Nordea Bank AB (New York Branch)	1.200%	7/24/17	71,000	71,006
Nordea Bank AB (New York Branch)	1.350%	9/8/17	7,390	7,392
4 Royal Bank of Canada (New York Branch)	1.369%	6/12/17	200,000	200,016
4 Royal Bank of Canada (New York Branch)	1.409%	7/24/17	300,000	300,120
4 Royal Bank of Canada (New York Branch)	1.433%	8/4/17	200,000	200,124

4 Royal Bank of Canada (New York Branch)	1.190%	9/20/17	263,110	263,144
4 Royal Bank of Canada (New York Branch)	1.270%	12/20/17	292,000	292,137
4 Royal Bank of Canada (New York Branch)	1.343%	3/7/18	48,000	48,046
4 Royal Bank of Canada (New York Branch)	1.330%	3/20/18	70,380	70,418
4 Royal Bank of Canada (New York Branch)	1.244%	4/19/18	75,000	74,984
Skandinaviska Enskilda Banken AB (New York
Branch)	0.900%	6/1/17	346,000	346,000
Skandinaviska Enskilda Banken AB (New York
Branch)	0.900%	6/7/17	700,000	700,000
4 Skandinaviska Enskilda Banken AB (New York
Branch)	1.150%	11/20/17	69,000	69,011
4 Skandinaviska Enskilda Banken AB (New York
Branch)	1.124%	12/28/17	37,000	36,999
Sumitomo Mitsui Banking Corp. (New York
Branch)	1.100%	6/8/17	25,500	25,501
Sumitomo Mitsui Banking Corp. (New York
Branch)	1.140%	7/7/17	271,000	271,008
Sumitomo Mitsui Banking Corp. (New York
Branch)	1.250%	8/18/17	172,500	172,517
Svenska HandelsBanken AB (New York Branch)	1.210%	7/26/17	350,000	350,035
4 Svenska HandelsBanken AB (New York Branch)	1.207%	10/23/17	224,000	224,074
4 Svenska HandelsBanken AB (New York Branch)	1.113%	12/8/17	300,000	299,991
Swedbank AB (New York Branch)	0.920%	6/6/17	700,000	700,000
Swedbank AB (New York Branch)	0.900%	6/7/17	500,000	500,000
4 Toronto Dominion Bank (New York Branch)	1.363%	6/8/17	200,000	200,000
Toronto Dominion Bank (New York Branch)	1.130%	6/22/17	75,000	75,002
Toronto Dominion Bank (New York Branch)	1.170%	8/22/17	170,000	169,988
Toronto Dominion Bank (New York Branch)	1.160%	8/23/17	200,000	199,980
4 Toronto Dominion Bank (New York Branch)	1.455%	9/5/17	250,000	250,217
4 Toronto Dominion Bank (New York Branch)	1.435%	11/1/17	150,000	150,168
4 Toronto Dominion Bank (New York Branch)	1.435%	11/2/17	50,000	50,057
4 Toronto Dominion Bank (New York Branch)	1.270%	12/20/17	200,000	200,082
4 Toronto Dominion Bank (New York Branch)	1.330%	3/20/18	300,000	300,171
UBS AG (Stamford Branch)	1.000%	6/1/17	495,000	495,005
4 UBS AG (Stamford Branch)	1.184%	7/10/17	300,000	299,988
Westpac Banking Corp. (New York Branch)	1.190%	7/31/17	55,000	55,004
4 Westpac Banking Corp. (New York Branch)	1.724%	9/28/17	68,500	68,629
4 Westpac Banking Corp. (New York Branch)	1.725%	9/29/17	198,000	198,376
				16,728,176
Total Certificates of Deposit (Cost $20,127,804)				20,130,340
Other Notes (1.4%)
Bank of America NA	1.050%	6/1/17	79,000	79,001
Bank of America NA	1.060%	7/3/17	77,500	77,520
4 Bank of America NA	1.153%	7/6/17	81,750	81,764
4 Bank of America NA	1.195%	10/2/17	84,500	84,562
4 Bank of America NA	1.173%	10/4/17	86,500	86,558
4 Bank of America NA	1.169%	10/11/17	92,000	92,065
4 Bank of America NA	1.135%	11/7/17	250,000	250,093
4 Bank of America NA	1.109%	11/14/17	74,750	74,790
Total Other Notes (Cost $826,000)				826,353

Repurchase Agreement (15.8%)
	Federal Reserve Bank of New York (Dated
	5/31/17, Repurchase Value
	$9,325,194,000, collateralized by U.S.
	Treasury Note/Bond 1.125%-8.125%,
	7/31/20-5/15/46, with a value of
	$9,325,194,000) (Cost $9,325,000)	0.750%	6/1/17	9,325,000	9,325,000

Taxable Municipal Bonds (0.7%)
6	Blackrock Muni Income Quality Bond Trust
	TOB VRDO	0.950%	6/1/17	3,500	3,500
6,7	BlackRock Municipal Bond Trust TOB VRDO	0.950%	6/1/17	15,110	15,110
6,7	BlackRock Municipal Income Investment
	Quality Trust TOB VRDO	0.950%	6/1/17	9,915	9,915
6,7	BlackRock Municipal Income Trust II TOB
	VRDO	0.950%	6/1/17	38,900	38,900
6,7	BlackRock Municipal Income Trust TOB
	VRDO	0.950%	6/1/17	54,000	54,000
6,7	BlackRock MuniHoldings Fund II, Inc. TOB
	VRDO	0.950%	6/1/17	12,635	12,635
6,7	BlackRock MuniHoldings Fund, Inc. TOB
	VRDO	0.950%	6/1/17	22,990	22,990
6,7	BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.950%	6/1/17	25,500	25,500
6,7	BlackRock MuniHoldings Quality Fund II, Inc.
	TOB VRDO	0.950%	6/1/17	10,955	10,955
6,7	BlackRock MuniVest Fund II, Inc. TOB VRDO	0.950%	6/1/17	30,950	30,950
6,7	BlackRock MuniVest Fund, Inc. TOB VRDO	0.950%	6/1/17	46,000	46,000
6,7	BlackRock MuniYield Investment Quality Fund
	TOB VRDO	0.950%	6/1/17	32,000	32,000
6,7	BlackRock MuniYield Investment Quality Fund
	TOB VRDO	0.950%	6/1/17	13,360	13,360
6,7	BlackRock Strategic Municipal Trust TOB
	VRDO	0.950%	6/1/17	4,855	4,855
7	Illinois Finance Authority Revenue (Carle
	Foundation) VRDO	0.870%	6/7/17	16,000	16,000
6	Los Angeles CA Department of Water &
	Power Revenue TOB VRDO	0.930%	6/7/17	2,855	2,855
6	Massachusetts Transportation Fund Revenue
	TOB VRDO	0.930%	6/7/17	2,800	2,800
7	New York State Housing Finance Agency
	Housing Revenue VRDO	0.940%	6/7/17	30,000	30,000
7	New York State Housing Finance Agency
	Housing Revenue VRDO	0.950%	6/7/17	37,000	37,000
6	Seattle WA Municipal Light & Power Revenue
	TOB VRDO	0.930%	6/7/17	3,500	3,500
	University of Texas System Revenue
	Financing System Revenue VRDO	0.860%	6/7/17	7,000	7,000
Total Taxable Municipal Bonds (Cost $419,825)					419,825
Total Investments (101.1%) (Cost $59,817,320)					59,823,641
Other Assets and Liabilities-Net (-1.1%)					(632,509)
Net Assets (100%)					59,191,132

1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.

3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

4 Adjustable-rate security.

5 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At May 31, 2017, the aggregate value of these securities was $12,543,581,000, representing 21.2% of net assets.

6 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2017, the aggregate value of these securities was $1,485,488,000, representing 2.5% of net assets.

7 Scheduled principal and interest payments are guaranteed by bank letter of credit.

TOB—Tender Option Bond.

VRDO—Variable Rate Demand Obligation.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2017, 100% of the market value of the fund's investments was determined based on Level 2 inputs.

D. At May 31, 2017, the cost of investment securities for tax purposes was $59,817,320,000. Net unrealized appreciation of investment securities for tax purposes was $6,321,000, consisting of unrealized gains of $7,808,000 on securities that had risen in value since their purchase and $1,487,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Municipal Cash Management Fund

Schedule of Investments (unaudited)

As of May 31, 2017

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.6%)
Alabama (1.6%)
Tuscaloosa County AL Industrial Development
Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	0.790%	6/7/17 LOC	15,000	15,000
Tuscaloosa County AL Industrial Development
Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	0.800%	6/7/17 LOC	6,000	6,000
Tuscaloosa County AL Industrial Development
Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	0.800%	6/7/17 LOC	20,000	20,000
				41,000
Arizona (1.2%)
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.760%	6/7/17 LOC	10,200	10,200
1 Phoenix AZ Civic Improvement Corp. Airport
Revenue TOB VRDO	0.850%	6/7/17	4,000	4,000
1 Phoenix AZ Civic Improvement Corp. Airport
Revenue TOB VRDO	0.850%	6/7/17	8,990	8,990
1 Scottsdale AZ Municipal Property Corp. Excise
Tax Revenue TOB VRDO	0.880%	6/7/17	7,350	7,350
				30,540
California (2.0%)
1 California GO TOB VRDO	0.790%	6/7/17	5,300	5,300
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	0.770%	6/7/17	4,800	4,800
Los Angeles CA TRAN	3.000%	6/29/17	23,500	23,540
Los Angeles County CA TRAN	3.000%	6/30/17	15,000	15,027
				48,667
Colorado (2.4%)
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish
Federation Bond Program) VRDO	0.780%	6/1/17 LOC	3,765	3,765
Colorado General Fund Revenue	2.000%	6/27/17	9,000	9,008
Colorado General Fund Revenue	3.000%	6/27/17	17,000	17,027
1 Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) TOB VRDO	0.810%	6/7/17	5,700	5,700
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	0.780%	6/7/17	8,300	8,300
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	0.780%	6/7/17	5,000	5,000
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.770%	6/7/17	5,325	5,325

Holland Creek CO Metropolitan District Revenue
VRDO	0.790%	6/7/17 LOC	5,835	5,835
				59,960
District of Columbia (1.8%)
1 District of Columbia Water & Sewer Authority
Public Utility Revenue TOB VRDO	0.800%	6/7/17	5,935	5,935
1 District of Columbia Water & Sewer Authority
Public Utility Revenue TOB VRDO	0.800%	6/7/17	8,965	8,965
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue VRDO	0.800%	6/1/17 LOC	29,760	29,760
				44,660
Florida (3.2%)
1 Greater Orlando Aviation Authority Florida
Airport Facilities Revenue TOB VRDO	0.810%	6/7/17	5,000	5,000
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.770%	6/7/17	6,300	6,300
Jacksonville FL Electric Authority Water &
Sewer Revenue VRDO	0.790%	6/7/17 LOC	25,220	25,220
1 Jacksonville FL Special Revenue TOB VRDO	0.800%	6/7/17	3,900	3,900
1 Miami-Dade County FL Building Better
Communities GO TOB VRDO	0.800%	6/7/17	4,700	4,700
1 Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami) TOB
VRDO	0.900%	6/7/17	11,405	11,405
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)
VRDO	0.770%	6/7/17 LOC	11,290	11,290
1 Orange County FL School Board COP TOB
VRDO	0.880%	6/7/17	7,500	7,500
1 Orange County FL School Board COP TOB
VRDO	0.880%	6/7/17	3,750	3,750
				79,065
Georgia (2.4%)
1 Atlanta GA Water & Wastewater Revenue TOB
VRDO	0.810%	6/7/17	8,015	8,015
Cobb County GA Hospital Authority Revenue
(Equipment Pool Project) VRDO	0.790%	6/7/17 LOC	7,100	7,100
1 Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)
TOB VRDO	0.800%	6/7/17	11,415	11,415
1 Private Colleges & University Authority of
Georgia Revenue (Emory University) TOB
VRDO	0.810%	6/7/17	4,000	4,000
Private Colleges & University Authority of
Georgia Revenue (Emory University) VRDO	0.770%	6/7/17	29,250	29,250
				59,780
Illinois (9.2%)
Illinois Development Finance Authority Revenue
(Evanston Northwestern Healthcare Corp.)
VRDO	0.790%	6/1/17	11,800	11,800
Illinois Educational Facilities Authority (Pooled
Financing Program) CP	0.940%	6/5/17 LOC	28,954	28,954
Illinois Educational Facilities Authority Revenue
(University of Chicago) VRDO	0.780%	6/7/17	22,552	22,552
Illinois Finance Authority Revenue (Bradley
University) VRDO	0.770%	6/7/17 LOC	12,600	12,600

Illinois Finance Authority Revenue (Bradley
University) VRDO	0.770%	6/7/17 LOC	10,000	10,000
Illinois Finance Authority Revenue (Chicago
Historical Society) VRDO	0.770%	6/7/17 LOC	19,625	19,625
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) VRDO	0.780%	6/1/17	29,325	29,325
Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) VRDO	0.780%	6/1/17	8,200	8,200
1 Illinois Finance Authority Revenue (University of
Chicago) TOB VRDO	0.800%	6/7/17	5,250	5,250
Illinois Finance Authority Revenue (University of
Chicago) VRDO	0.780%	6/7/17	28,434	28,434
Illinois Toll Highway Authority Revenue VRDO	0.790%	6/7/17	23,700	23,700
Illinois Toll Highway Authority Revenue VRDO	0.800%	6/7/17 LOC	28,000	28,000
				228,440
Indiana (2.9%)
Indiana Finance Authority Environmental
Improvement Revenue (Ispat Inland Inc.
Project) VRDO	0.810%	6/7/17 LOC	8,340	8,340
Indiana Finance Authority Hospital Revenue
(Parkview Health System) VRDO	0.780%	6/7/17 LOC	11,400	11,400
Indiana Finance Authority Midwestern Disaster
Relief Revenue (Ohio Valley Electric Corp.
Project) VRDO	0.770%	6/7/17 LOC	21,900	21,900
Indiana Finance Authority Revenue (Ascension
Health Credit Group) VRDO	0.760%	6/7/17	5,825	5,825
Indiana Finance Authority Revenue (Ascension
Health Credit Group) VRDO	0.760%	6/7/17	700	700
Indiana Finance Authority Revenue VRDO	0.770%	6/7/17 LOC	17,000	17,000
Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Indiana
University Health Obligated Group) VRDO	0.750%	6/7/17 LOC	7,000	7,000
				72,165
Kentucky (0.6%)
Louisville & Jefferson County KY Metropolitan
Government Health System Revenue (Norton
Healthcare Obligated Group) VRDO	0.780%	6/1/17 LOC	13,965	13,965

Louisiana (0.5%)
East Baton Rouge Parish LA Industrial
Development Board Revenue (ExxonMobil
Project) VRDO	0.780%	6/1/17	12,500	12,500

Maine (0.2%)
1 Maine Health & Higher Educational Facilities
Authority Revenue (Bowdoin College) TOB
VRDO	0.880%	6/7/17	5,665	5,665

Maryland (0.5%)
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System) VRDO	0.800%	6/7/17 LOC	6,800	6,800
1 Maryland Transportation Authority Facilities
Projects Revenue TOB VRDO	0.900%	6/7/17	5,000	5,000
				11,800

Massachusetts (1.8%)
Massachusetts GO	2.000%	6/26/17	13,000	13,011
1 Massachusetts GO TOB VRDO	0.840%	6/1/17 LOC	23,000	23,000
University of Massachusetts Building Authority
Revenue VRDO	0.780%	6/7/17	9,925	9,925
				45,936
Michigan (1.2%)
Green Lake Township MI Economic
Development Corp. Revenue (Interlochen
Center for the Arts Project) VRDO	0.780%	6/1/17 LOC	6,600	6,600
1 Michigan Finance Authority Hospital Revenue
Bonds (Trinity Health Credit Group) TOB
VRDO	0.800%	6/7/17 LOC	16,500	16,500
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) VRDO	0.720%	6/7/17	4,200	4,200
Oakland University of Michigan Revenue VRDO	0.750%	6/7/17 LOC	2,950	2,950
				30,250
Minnesota (0.3%)
1 Minneapolis MN Health Care System Revenue
(Fairview Health Services) TOB VRDO	0.800%	6/7/17 LOC	6,900	6,900

Mississippi (3.0%)
Jackson County MS Pollution Control Revenue
(Chevron USA Inc.) VRDO	0.800%	6/1/17	5,000	5,000
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.790%	6/1/17	17,800	17,800
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.800%	6/1/17	1,400	1,400
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.800%	6/1/17	31,805	31,805
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.800%	6/1/17	2,100	2,100
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.800%	6/1/17	9,600	9,600
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.800%	6/1/17	6,200	6,200
Mississippi Hospital Equipment & Facilities
Authority Revenue (North Mississippi Health
Services) VRDO	0.760%	6/7/17	1,725	1,725
				75,630
Missouri (1.1%)
Missouri Development Finance Board Cultural
Facilities Revenue (Nelson Gallery
Foundation) VRDO	0.780%	6/1/17	13,870	13,870
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	0.750%	6/7/17	7,965	7,965

St. Joseph MO Industrial Development Authority
Health Facilities Revenue (Heartland Regional
Medical Center) VRDO	0.770%	6/1/17 LOC	5,400	5,400
				27,235
Multiple States (4.7%)
1 Nuveen AMT-Free Municipal Income Fund
VRDP VRDO	0.880%	6/7/17 LOC	32,000	32,000
1 Nuveen AMT-Free Quality Municipal Income
Fund VRDP VRDO	0.860%	6/7/17 LOC	15,000	15,000
1 Nuveen Enhanced AMT-Free Municipal Credit
Opportunities Fund VRDP VRDO	0.870%	6/7/17 LOC	7,500	7,500
1 Nuveen Enhanced AMT-Free Municipal Credit
Opportunities Fund VRDP VRDO	0.880%	6/7/17 LOC	31,500	31,500
1 Nuveen Enhanced AMT-Free Municipal Credit
Opportunities Fund VRDP VRDO	0.880%	6/7/17	31,500	31,500
				117,500
Nebraska (2.7%)
Nebraska Investment Finance Authority Single
Family Housing Revenue VRDO	0.730%	6/7/17	66,535	66,535

New Jersey (1.2%)
Delaware River & Bay Authority New Jersey
Revenue VRDO	0.760%	6/7/17 LOC	3,000	3,000
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.710%	6/7/17 LOC	3,125	3,125
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.740%	6/7/17 LOC	7,700	7,700
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.750%	6/7/17 LOC	5,900	5,900
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.720%	6/7/17	6,000	6,000
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.750%	6/7/17	2,000	2,000
1 Rutgers State University New Jersey Revenue
TOB VRDO	0.780%	6/7/17	1,000	1,000
				28,725
New Mexico (1.4%)
New Mexico Finance Authority Transportation
Revenue VRDO	0.760%	6/7/17 LOC	27,200	27,200
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.780%	6/7/17	6,600	6,600
				33,800
New York (21.4%)
1 Battery Park City Authority New York Revenue
TOB VRDO	0.840%	6/1/17 LOC	34,050	34,050
Geneva NY Industrial Development Agency
Civic Facility Revenue (Colleges of the
Seneca Project) VRDO	0.810%	6/7/17 LOC	2,425	2,425
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.750%	6/7/17	34,000	34,000
New York City NY GO VRDO	0.790%	6/1/17 LOC	21,550	21,550
New York City NY GO VRDO	0.820%	6/1/17 LOC	23,675	23,675
New York City NY GO VRDO	0.820%	6/1/17 LOC	13,100	13,100

New York City NY GO VRDO	0.830%	6/1/17	4,100	4,100
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (West 26th
Street Development) VRDO	0.780%	6/7/17 LOC	4,270	4,270
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (West 26th
Street Development) VRDO	0.780%	6/7/17 LOC	14,530	14,530
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (2 Gold
Street) VRDO	0.750%	6/7/17 LOC	35,600	35,600
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (90
West Street) VRDO	0.750%	6/7/17 LOC	25,000	25,000
New York City NY Housing Finance Agency
Revenue (211 North End Avenue) VRDO	0.750%	6/7/17 LOC	11,600	11,600
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.780%	6/1/17	9,125	9,125
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.780%	6/1/17	7,320	7,320
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.790%	6/1/17	29,950	29,950
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.790%	6/1/17	1,700	1,700
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.840%	6/1/17	6,500	6,500
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.820%	6/7/17	12,800	12,800
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.790%	6/1/17	9,200	9,200
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.790%	6/1/17	10,000	10,000
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.720%	6/7/17 LOC	19,700	19,700
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.780%	6/7/17 LOC	15,800	15,800
New York Metropolitan Transportation Authority
Revenue VRDO	0.750%	6/7/17 LOC	9,000	9,000
New York Metropolitan Transportation Authority
Revenue VRDO	0.790%	6/7/17 LOC	2,100	2,100
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement) VRDO	0.790%	6/7/17 LOC	7,070	7,070
New York State Housing Finance Agency
Housing Revenue (Clinton Park Phase II)
VRDO	0.770%	6/7/17 LOC	5,000	5,000
New York State Housing Finance Agency
Housing Revenue (West 17th Street) VRDO	0.740%	6/7/17 LOC	19,190	19,190
New York State Housing Finance Agency
Revenue (Riverside Center) VRDO	0.770%	6/7/17 LOC	7,000	7,000
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.760%	6/7/17	10,000	10,000

New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.800%	6/7/17 LOC	19,780	19,780
1 Nuveen New York AMT-Free Quality Municipal
Income Fund VRDP VRDO	0.860%	6/7/17 LOC	20,000	20,000
1 Nuveen New York AMT-Free Quality Municipal
Income Fund VRDP VRDO	0.860%	6/7/17 LOC	34,200	34,200
1 Nuveen New York AMT-Free Quality Municipal
Income Fund VRDP VRDO	0.860%	6/7/17 LOC	24,500	24,500
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.800%	6/7/17	7,775	7,775
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.820%	6/7/17	15,190	15,190
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.770%	6/7/17 LOC	5,815	5,815
				532,615
North Carolina (1.4%)
Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) VRDO	0.780%	6/1/17	10,900	10,900
North Carolina Medical Care Commission
Hospital (Moses Cone Health System) VRDO	0.750%	6/7/17	17,890	17,890
Raleigh Durham NC Airport Authority Revenue
VRDO	0.770%	6/7/17 LOC	5,320	5,320
				34,110
Ohio (6.6%)
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.820%	6/1/17 LOC	4,475	4,475
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.770%	6/7/17	7,900	7,900
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.770%	6/7/17	1,650	1,650
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.790%	6/7/17	4,150	4,150
Columbus OH GO VRDO	0.760%	6/7/17	9,135	9,135
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.790%	6/7/17 LOC	6,235	6,235
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.790%	6/7/17 LOC	15,785	15,785
Columbus OH Regional Airport Authority Airport
Revenue (OASBO Expanded Asset Program)
VRDO	0.790%	6/7/17 LOC	5,500	5,500
Columbus OH Sewer Revenue VRDO	0.760%	6/7/17	4,975	4,975
Franklin County OH Hospital Facilities Revenue
(Doctors OhioHealth Corp.) VRDO	0.770%	6/7/17 LOC	3,100	3,100
Franklin County OH Hospital Facilities Revenue
(US Health Corp. of Columbus) VRDO	0.770%	6/7/17 LOC	1,960	1,960
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.770%	6/7/17	11,460	11,460

1 Hamilton County OH Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical
Center) TOB VRDO	0.800%	6/7/17	5,625	5,625
Montgomery County OH Economic
Development Revenue (Dayton Art Institute)
VRDO	0.740%	6/7/17 LOC	2,900	2,900
Ohio Air Quality Development Authority
Revenue (TimkenSteel Project) VRDO	0.790%	6/7/17 LOC	9,500	9,500
Ohio Common Schools GO VRDO	0.750%	6/7/17	18,380	18,380
Ohio GO VRDO	0.790%	6/7/17	1,575	1,575
Ohio GO VRDO	0.790%	6/7/17	19,640	19,640
Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) VRDO	0.810%	6/1/17	9,450	9,450
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.800%	6/7/17	10,400	10,400
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.750%	6/7/17	7,545	7,545
Ohio Water Development Authority Revenue
(TimkenSteel Project) VRDO	0.790%	6/7/17 LOC	2,550	2,550
				163,890
Oregon (1.6%)
Oregon Facilities Authority Revenue
(PeaceHealth) VRDO	0.780%	6/7/17 LOC	17,200	17,200
Oregon GO (Veterans Welfare) VRDO	0.740%	6/7/17	6,085	6,085
Oregon TAN	2.000%	6/30/17	17,500	17,514
				40,799
Pennsylvania (6.3%)
Allegheny County PA Higher Education Building
Authority University Revenue (Carnegie
Mellon University) VRDO	0.800%	6/1/17	10,300	10,300
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.840%	6/1/17 LOC	7,100	7,100
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.840%	6/1/17 LOC	33,200	33,200
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.760%	6/7/17	9,900	9,900
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.760%	6/7/17	17,900	17,900
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.760%	6/7/17	10,300	10,300
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.750%	6/7/17 LOC	22,515	22,515
Emmaus PA General Authority Revenue VRDO	0.780%	6/7/17 LOC	28,480	28,480
Haverford Township PA School District GO
VRDO	0.790%	6/7/17 LOC	1,985	1,985
Montgomery County PA GO VRDO	0.760%	6/1/17	5,700	5,700
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.760%	6/1/17 LOC	6,225	6,225

St. Mary Hospital Authority Pennsylvania Health
System Revenue (Catholic Health Initiatives)
VRDO	0.730%	6/7/17	2,250	2,250
				155,855
South Carolina (1.0%)
South Carolina Jobs Economic Development
Authority Revenue (Bon Secours Health
System) VRDO	0.750%	6/7/17 LOC	16,600	16,600
South Carolina Jobs Economic Development
Authority Revenue (Heathwood Hall Episcopal
School) VRDO	0.760%	6/7/17 LOC	7,300	7,300
				23,900
Tennessee (0.8%)
Clarksville TN Public Building Authority Revenue
(Pooled Financing) VRDO	0.860%	6/1/17 LOC	19,225	19,225

Texas (5.6%)
1 Dallas TX Area Rapid Transit Sales Tax
Revenue TOB VRDO	0.810%	6/7/17	10,905	10,905
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) VRDO	0.800%	6/1/17	42,150	42,150
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) VRDO	0.800%	6/1/17	15,435	15,435
Harris County TX Health Facilities Development
Corp. Revenue (Methodist Hospital System)
VRDO	0.800%	6/1/17	22,260	22,260
Houston TX Utility System Revenue VRDO	0.780%	6/7/17 LOC	9,650	9,650
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.800%	6/7/17	5,000	5,000
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor
Health Care System Project) VRDO	0.750%	6/7/17 LOC	5,750	5,750
Texas GO VRDO	0.780%	6/7/17	20,000	20,000
Texas Transportation Commission Mobility Fund
GO VRDO	0.750%	6/7/17	7,000	7,000
				138,150
Utah (2.0%)
Emery County UT Pollution Control Revenue
(PacifiCorp Projects) VRDO	0.780%	6/7/17 LOC	22,170	22,170
Murray UT Hospital Revenue (IHC Health
Services) VRDO	0.780%	6/1/17	13,700	13,700
Murray UT Hospital Revenue (IHC Health
Services) VRDO	0.780%	6/1/17	1,225	1,225
Utah Associated Municipal Power Systems
Revenue (Horse Butte Wind Project) VRDO	0.780%	6/7/17 LOC	13,470	13,470
				50,565
Vermont (0.1%)
Vermont Housing Finance Agency Revenue
VRDO	0.780%	6/7/17	3,185	3,185

Virginia (1.7%)
Hanover County VA Economic Development
Authority Revenue (Bon Secours Health
System Inc.) VRDO	0.730%	6/7/17 LOC	11,600	11,600

Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes Medical
Institute) VRDO	0.730%	6/7/17	25,000	25,000
1 University of Virginia Revenue TOB VRDO	0.800%	6/7/17 (Prere.)	4,515	4,515
				41,115
Washington (1.5%)
1 Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue TOB
VRDO	0.840%	6/1/17	12,590	12,590
Chelan County WA Public Utility District No. 1
Consolidated System Revenue VRDO	0.750%	6/7/17	19,045	19,045
1 King County WA Sewer Revenue TOB VRDO	0.800%	6/7/17	6,950	6,950
				38,585
West Virginia (0.2%)
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.) VRDO	0.760%	6/7/17 LOC	4,995	4,995

Wisconsin (3.1%)
Madison WI Metropolitan School District
Revenue	2.000%	9/7/17	15,000	15,045
Wisconsin GO (Extendible) CP	1.020%	12/31/17	30,589	30,588
1 Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Credit
Group) TOB VRDO	0.810%	6/7/17	13,500	13,500
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
VRDO	0.820%	6/1/17 LOC	18,265	18,265
				77,398
Wyoming (0.4%)
Lincoln County WY Pollution Control Revenue
(ExxonMobil Project) VRDO	0.780%	6/1/17	10,200	10,200

Total Tax-Exempt Municipal Bonds (Cost $2,475,317)				2,475,305
Total Investments (99.6%) (Cost $2,475,317)				2,475,305
Other Assets and Liabilities-Net (0.4%)				9,732
Net Assets (100%)				2,485,037

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2017, the aggregate value of these securities was $545,040,000, representing 21.9% of net assets.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.

Municipal Cash Management Fund

PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.
LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system

Municipal Cash Management Fund

(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2017, 100% of the market value of the fund's investments was determined based on Level 2 inputs.

C. At May 31, 2017, the cost of investment securities for tax purposes was $2,475,317,000. Net unrealized depreciation of investment securities for tax purposes was $12,000, consisting entirely of unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CMT FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date:	July 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date:	July 18, 2017
VANGUARD CMT FUNDS
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date:	July 18, 2017

*By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016, see File Number 33-32548, Incorporated by Reference.